OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Net cash payments on non-designated derivatives	$ (721)	$ (5,124)	$ (4,913)
Net increase in fair value of non-designated derivatives	13,908	8,068	3,917
Net increase in fair value of designated derivatives (ineffective portion)	(11)	140	482
Other items	(2,769)	(5,768)	(1,575)
Total other financial items	10,407	(2,684)	(2,089)
Loss on derivative instrument reclassified from other comprehensive income		1,600	0
Gain on foreign currency translation	$ 2,000	$ 4,528	$ 146